UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811- 23348

City National Rochdale Strategic Credit Fund
(Exact name of registrant as specified in charter)

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400 North Roxbury Drive
Beverly Hills Ca 90210
 (Address of principal executive offices)

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Don Andrews
City National Rochdale, LLC
400 North Roxbury Drive
Beverly Hills Ca 90210
 (Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-888-889-0799
Date of Fiscal Year End: May 31
Date of Reporting Period: July 1, 2018 to June 30, 2019

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for

City National Rochdale Strategic Credit Fund
(The Fund commenced operations on December 19, 2018)

Non-Voting Fund

City National Rochdale Strategic Credit Fund
City National Rochdale Strategic Credit Fund invests in securities that do not have voting rights.
No votes have been cast on securities by the Fund during the reporting period.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

City National Rochdale Strategic Credit Fund

By:   /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro
President, Chief Executive Officer
Date: August 30, 2018